Accrued Liabilities and Other Payables (Details) - Schedule of Accrued Liabilities and Other Payables - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accrued Liabilities and Other Payables [Abstract]
Payroll payables	$ 1,155	$ 1,233
Other payables	2,726	2,531
Total	$ 3,881	$ 3,764